Guggenheim Active INvestment Series GAINS Limited Duration Fund Shareholder Fees - Guggenheim Active INvestment Series GAINS Limited Duration Fund - SMA	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%